Statutory Financial Data, Risk-Based Capital and Dividend Restrictions (FY)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Statutory Financial Data, Risk-Based Capital and Dividend Restrictions
11. Statutory Financial Data, Risk-Based Capital and Dividend Restrictions
U.S. state insurance laws and regulations prescribe accounting practices for determining statutory net income and capital and surplus for insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. Statutory accounting practices prescribed or permitted by regulatory authorities for the Company’s Insurance Company Subsidiaries differ from GAAP. The principal differences between statutory accounting practices (“SAP”) and GAAP as they relate to the financial statements of the Company’s Insurance Company Subsidiaries are (i) policy acquisition costs are expensed as incurred under SAP, whereas they are deferred and amortized under GAAP, (ii) deferred tax assets are subject to more limitations regarding what amounts can be recorded under SAP and (iii) bonds are recorded at amortized cost under SAP and fair value under GAAP.
Risk-Based Capital (“RBC”) requirements as promulgated by the National Association of Insurance Commissioners (“NAIC”) require property and casualty insurers to maintain minimum capitalization levels determined based on formulas incorporating various business risks (e.g., investment risk, underwriting profitability, etc.) of the Insurance Company Subsidiaries. As of December 31, 2022, 2021 and 2020, the Insurance Company Subsidiaries’ adjusted capital and surplus exceeded their authorized control level as determined by the NAIC’s risk-based capital models.
Summarized 2022, 2021 and 2020 statutory basis information for the non-captive Insurance Company Subsidiaries, which differs from generally accepted accounting principles, is as follows (dollars in thousands).
	CIC	WPIC
2022
Statutory capital and surplus	$47,827	$20,651
RBC authorized control level	15,541	5,098
Statutory net income (loss)	(6,846)	(4,171)
RBC %	308%	405%
	CIC	WPIC
2021
Statutory capital and surplus	$50,194	$23,603
RBC authorized control level	15,868	5,331
Statutory net income (loss)	(9,161)	(614)
RBC %	316%	443%
	CIC	WPIC
2020
Statutory capital and surplus	$49,271	$24,723
RBC authorized control level	14,221	4,547
Statutory net income (loss)	2,059	1,024
RBC %	346%	544%
Dividend Restrictions
The state insurance statutes in which the Insurance Company Subsidiaries are domiciled limit the amount of dividends that they may pay annually without first obtaining regulatory approval. Generally, the limitations are based on the greater of statutory net income for the preceding year or 10% of statutory surplus at the end of the preceding year. The Insurance Company Subsidiaries must receive regulatory approval in order to pay dividends to the Parent Company from its Insurance Company Subsidiaries.